Class A C I | RiverFront Global Growth Fund
Investment Objective

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Average Annual Total Returns - Class A C I RiverFront Global Growth Fund		One Year	Since Inception	Inception Date
Class A Shares		6.60%	17.76%	Oct. 28, 2008
Class A Shares Return After Taxes on Distributions		6.19%	17.43%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		4.58%	15.21%
Class C Shares		10.86%	19.89%	Oct. 28, 2008
Class I Shares		12.92%	21.07%	Oct. 28, 2008
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	[1]	13.21%	24.39%
S&P 500 Index		15.06%	16.98%
[1]	The MSCI ACWI is replacing the S&P 500 Index as the Fund's primary index because it better reflects the Fund's portfolio. The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.